Other (Income) Expense, Net (Tables)	12 Months Ended
Jun. 30, 2011
Other (Income) Expense, Net (Tables) [Abstract]
Other (income) expense, net

Year Ended June 30,	2011	2010	2009

Unrealized (gain) loss on assets held in rabbi trust for a nonqualified deferred compensation plan	$(2,016)	$(1,012)	$1,741
Benefit from payouts on corporate-owned life insurance policies	(1,722)
Foreign currency transaction (gains) losses	(541)	36	1,466
Unrealized loss (gain) on cross-currency swap	368	510	(947)
Other, net	118	41	(5)

Total other (income) expense, net	$(3,793)	$(425)	$2,255